Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 37,200,513	$ 21,519,072	$ 9,702,145
Cost of revenue	(33,461,114)	(18,605,537)	(6,491,069)
Gross profit	3,739,399	2,913,535	3,211,076
Operating expenses:
Selling expenses	(391,852)	(83,671)	(81,441)
General and administrative expenses	(6,295,102)	(757,404)	(843,728)
Share-based compensation expenses	(35,000,000)
Total operating expenses	(41,686,954)	(841,075)	(925,169)
Operating (loss) income	(37,947,555)	2,072,460	2,285,907
Other income (expenses):
Other expense	(17,106)	(4,172)	(523)
Other income	3,492
Interest income	2,102	901	50
Interest expense	(7,775)	(17,134)	(20,482)
Exchange gain (loss)	7,277	(933)
Total other expenses, net	(12,010)	(21,338)	(20,955)
(Loss) income before income tax	(37,959,565)	2,051,122	2,264,952
Income tax benefit (expense)	113,936	(354,468)	(271,690)
Net (loss) income	(37,845,629)	1,696,654	1,993,262
Comprehensive (loss) income
Net (loss) income	(37,845,629)	1,696,654	1,993,262
Foreign currency translation adjustments	(30,230)	77,252	3,751
Comprehensive income	$ (37,875,859)	$ 1,773,906	$ 1,997,013
Earnings per share, basic (in Dollars per share)	$ (1.4)	$ 0.07	$ 0.08
Earnings per share, diluted (in Dollars per share)	$ (1.4)	$ 0.07	$ 0.08
Weighted average number of shares (in Shares)	27,095,479	25,000,000	25,000,000